SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Weighted-average remaining lease term (in years)	10 months 6 days	10 months 2 days	9 months 3 days
Weighted-average discount rate	6.00%	6.00%	6.00%